HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

April 18, 2007

Mr. Max A. Webb, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Jomar Specialties, Inc.

Fourth Amendment to Registration Statement on Form SB-2 AND

Request for Accelerated Effectiveness

File No. 333-139008

Dear Mr. Webb:

On behalf of Jomar Specialties, Inc. (“JOMAR”), please find enclosed JOMAR’s Fourth Amended Registration Statement on Form SB-2.  Per the recommendation of Ms. Rolaine Bancroft, Staff Attorney for the U.S. Securities and Exchange Commission, we file this Fourth Amended Registration Statement to update the Auditor’s Consent Letter, see Exhibit 23.4 enclosed.

In addition, and after discussion with Ms. Bancroft, we hereby submit this request for accelerated effectiveness.  By requesting accelerated effectiveness we are aware of our responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the Registration Statement and the following:

•

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

April 18, 2007

•

The company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We are requesting an effective date and time of April 24, 2007 at 4:00 p.m. This date and time has been selected after consultation with Ms. Rolaine Bancroft of the S.E.C. to permit the filing of this request and to permit the SEC any further review

Please, do not hesitate to contact me at (941) 723-7564 should you have any questions.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Jomar Specialties, Inc. SB-2/A-4

2. Exhibit 5.4: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

3. Exhibit 23.4: Consent of Experts and Counsel: Independent Auditor's Consent by Randall Drake, CPA